Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue
Total revenues	¥ 55,617,933	$ 7,833,622	¥ 49,268,561	¥ 36,136,423
Point in time
Revenue
Total revenues	53,401,464		47,734,716	35,416,050
Over time
Revenue
Total revenues	2,216,470		1,533,845	720,373
Vehicle sales
Revenue
Total revenues	49,257,270	$ 6,937,741	45,506,581	33,169,740
Parts, accessories and after-sales vehicle services
Revenue
Total revenues	2,337,490		1,228,385	806,079
Provision of power solution
Revenue
Total revenues	1,666,346		1,016,094	811,809
Others
Revenue
Total revenues	¥ 2,356,827		¥ 1,517,501	¥ 1,348,795